Contingent Liabilities and Financial Commitments - Operating Subsidiaries' Expenses and Payments under State Settlement Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses			$ 3,572	$ 2,762	$ 2,741	$ 2,856
Settlement cash payments			$ 2,848	$ 2,918	$ 917	$ 4,612
Events After Reporting Period
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses		$ 3,300
Projected settlement cash payments		$ 3,600
Bottom of Range | 2021 and Thereafter | Events After Reporting Period
Disclosure Of Commitments And Contingencies [Line Items]
Projected settlement expenses	$ 3,300
Projected settlement cash payments	$ 3,600